Stock-Based Compensation - Information Related to All Options Exercised in Stock Option Plan (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value	CAD 115	CAD 103	CAD 118
Cash received by the Company upon exercise of options	CAD 62	CAD 83	CAD 198